Severance and Restructuring Charges (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Schedule of Expenses, Cash Flows, and Liabilities Associated with Restructuring Actions

The expenses, cash flows, and liabilities associated with the 2015 and 2018 restructuring actions described above are noted in the following table (in thousands):

	Expense	Cash flow		Liabilities
	For the three months ended March 31,	For the three months ended March 31,	For the three months ended March 31,	As of March 31,	As of December 31,
	2018	2018	2017	2018	2017
2018 Actions:
Product assortment refinement	$42,823
Workforce reduction	11,588	673	—	10,915	—
Facility closure	3,012	1,517		1,403

Total	$57,423	$2,190	$—	$12,318	$—
Fourth Quarter 2015 Actions:
Workforce reduction	$(539)	$—	$316	$378	$917
First Quarter 2015 Actions:
Workforce reduction	$—	$—	$94	$664	$664

Total	$56,884	$2,190	$410	$13,360	$1,581

The expenses, cash flows, and accrued liabilities associated with the restructuring actions described above are noted in the following table (in thousands):

	(Benefit) Expense		Cash flow			Accrued Liabilities
	For the years ended December 31,		For the years ended December 31,			As of December 31,
	2016	2015	2017	2016	2015	2017	2016
Fourth Quarter 2015 Action
Workforce reduction	$(700)	$11,863	$507	$8,954	$785	$917	$1,424

First quarter 2015 Actions
Workforce reduction	$(510)	$5,467	$94	$539	$3,660	$664	$758
Facility closure	254	1,245	—	686	813	—	—

Total	$(256)	$6,712	$94	$1,225	$4,473	$664	$758